Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues
Total revenues, net of rebates and discounts (including transactions with related parties of USD18,284, USD15,991 and USD17,270 for the years ended December 31, 2021, 2022 and 2023, respectively)	$ 364,911	$ 342,564	$ 239,601
Business taxes and surcharges	(1,189)	(1,067)	(819)
Net revenues	363,722	341,497	238,782
Costs of revenues (including transactions with related parties of USD730, USD87 and USD39 for the years ended December 31, 2021, 2022 and 2023, respectively)	(200,649)	(200,054)	(118,603)
Gross profit	163,073	141,443	120,179
Operating expenses
Research and development expenses	(74,201)	(67,680)	(61,859)
Sales and marketing expenses	(43,509)	(24,841)	(24,569)
General and administrative expenses	(46,875)	(39,701)	(36,868)
Credit loss (expenses)/write-back, net	(100)	844	(1,206)
Total operating expenses	(164,685)	(131,378)	(124,502)
Operating (loss)/income	(1,612)	10,065	(4,323)
Interest income	4,619	1,898	723
Interest expense	(1,514)	(93)	(95)
Other income, net	16,904	13,545	4,678
Income before income tax	18,397	25,415	983
Income tax benefits/(expenses)	(4,131)	(4,068)	125
Net income for the year	14,266	21,347	1,108
Less: net (loss)/income attributable to the non-controlling interests	41	(116)	(83)
Net income attributable to Xunlei Limited	14,225	21,463	1,191
Net income for the year	14,266	21,347	1,108
Other comprehensive income/(loss): Currency translation adjustments, net of tax	(4,203)	(16,427)	4,116
Comprehensive income	10,063	4,920	5,224
Less: comprehensive (loss)/income attributable to non-controlling interests	83	408	(99)
Comprehensive income attributable to Xunlei Limited	$ 9,980	$ 4,512	$ 5,323
Income per share for common shares
Basic (in dollars per share)	$ 0.0436	$ 0.0639	$ 0.0036
Diluted (in dollars per share)	$ 0.0435	$ 0.0638	$ 0.0035
Weighted average number of common shares used in calculating
Basic (in shares)	326,390,687	336,040,378	334,707,559
Diluted (in shares)	326,849,502	336,235,501	335,969,780